Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Jan. 31, 2016		Jan. 31, 2015		Jan. 31, 2016		Jan. 31, 2015		Apr. 30, 2015		Apr. 30, 2014
Net revenue	$ 2,552		$ 1,829		$ 8,345		$ 5,622		$ 8,863		$ 11,550
Sales and marketing costs	(779)		(1,094)		(2,688)		(3,340)		(4,283)		(3,155)
Stock-based compensation expense	567		657		2,090		2,284		3,162		2,807
Personalized Oncology Solutions [Member]
Net revenue	416		453		1,387		1,245		1,663		2,264
Direct cost of services	(479)		(672)		(1,634)		(2,171)		(2,711)		(2,667)
Sales and marketing costs	(183)		(366)		(716)		(1,243)		(1,514)		(1,723)
Other operating expenses	0		0		0		0		0		0
Stock-based compensation expense	0	[1]	0	[1]	0	[1]	0	[1]	0	[2]	0	[2]
Segment profit (loss)	(246)		(585)		(963)		(2,169)		(2,562)		(2,126)
Translational Oncology Solutions [Member]
Net revenue	2,136		1,376		6,958		4,377		7,200		9,286
Direct cost of services	(1,624)		(1,300)		(4,654)		(3,205)		(4,877)		(3,496)
Sales and marketing costs	(569)		(613)		(1,800)		(1,650)		(2,208)		(1,080)
Other operating expenses	(950)		(1,028)		(2,755)		(3,490)		(4,493)		(2,209)
Stock-based compensation expense	0	[1]	0	[1]	0	[1]	0	[1]	0	[2]	0	[2]
Segment profit (loss)	(1,007)		(1,565)		(2,251)		(3,968)		(4,378)		2,501
Unallocated Corporate Overhead [Member]
Net revenue	0		0		0		0		0		0
Direct cost of services	0		0		0		0		0		0
Sales and marketing costs	0		0		0		0		0		0
Other operating expenses	(553)		(612)		(2,463)		(2,413)		(3,136)		(3,828)
Stock-based compensation expense	(567)	[1]	(657)	[1]	(2,090)	[1]	(2,284)	[1]	(3,162)	[2]	(2,807)	[2]
Segment profit (loss)	(1,120)		(1,269)		(4,553)		(4,697)		(6,298)		(6,635)
Consolidated [Member]
Net revenue	2,552		1,829		8,345		5,622		8,863		11,550
Direct cost of services	(2,103)		(1,972)		(6,288)		(5,376)		(7,588)		(6,163)
Sales and marketing costs	(752)		(979)		(2,516)		(2,893)		(3,722)		(2,803)
Other operating expenses	(1,503)		(1,640)		(5,218)		(5,903)		(7,729)		(6,037)
Stock-based compensation expense	(567)	[1]	(657)	[1]	(2,090)	[1]	(2,284)	[1]	(3,162)	[2]	(2,807)	[2]
Segment profit (loss)	$ (2,373)		$ (3,419)		$ (7,767)		$ (10,834)		$ (13,238)		$ (6,260)

[1]	Stock compensation expense is shown separately and is excluded from direct costs of services, sales and marketing costs, and other operating expenses, as it is managed on a consolidated basis and is not used by management to evaluate the performance of its segments.
[2]	Stock compensation expense is shown separately and is excluded from direct costs of services, sales and marketing costs, and other operating expenses, as it is managed on a consolidated basis and is not used by management to evaluate the performance of its segments.